CASH AND BANK BALANCES INCLUDING RESTRICTED CASH.	12 Months Ended
Dec. 31, 2022
Disclosure of cash and cash equivalents [Abstract]
CASH AND BANK BALANCES INCLUDING RESTRICTED CASH
6	CASH AND BANK BALANCES INCLUDING RESTRICTED CASH

	2022	2021
	US$’000	US$’000

Restricted cash, current portion	5,667	2,875
Cash on hand	494	518
Cash at bank	46,067	103,725
Cash and bank balances	52,228	107,118

Less:
Restricted cash, current portion	(5,667)	(2,875)
Cash and cash equivalents in the statements of cash flows	46,561	104,243

Restricted cash
Classified as:
Current	5,667	2,875
Non-current	4,342	6,649
	10,009	9,524

The current portion of the restricted cash represents amounts placed in retention accounts that can only be used to fund loan repayments or interest payments and a debt reserves security deposit required due to the conditions of a banking facility that will be maturing 12 months from the end of the reporting period.

The non-current portion of restricted cash represents debt reserves security deposit required due to the conditions of certain banking facilities and these deposits are not available to finance the Group’s day to day operations.